Prepaids and Other, Net - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) item
Property, Plant and Equipment [Line Items]
Write-off of deposit - Note 5 | $		$ 916
Impairment of equipment | $	$ 5,300	$ 1,777	$ 5,331
Royalty payment, percentage of net profit		4.00%
Ball Mills
Property, Plant and Equipment [Line Items]
Equipment not in use			3
SAG Mill
Property, Plant and Equipment [Line Items]
Equipment not in use			1
Regrind Mill
Property, Plant and Equipment [Line Items]
Equipment not in use			1